RELATED PARTY TRANSACTIONS - Transactions/balances with Golar Partners and Subsidiaries Narrative (Details) - Golar Partners $ in Millions		1 Months Ended			12 Months Ended
	Aug. 15, 2017 USD ($) train	May 31, 2017 USD ($)	Feb. 29, 2016	Jan. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)
Related Party Transaction [Line Items]
Related party transaction, rate					5.00%
Duration of notice required for contract termination (in days)					120 days
Ship management fees income
Related Party Transaction [Line Items]
Duration of notice required for contract termination (in days)					30 days
Charter-hire expenses, Golar Grand
Related Party Transaction [Line Items]
Related party expense						$ 17.4	$ 28.4
Amortization in respect of the guarantee obligation						5.1	6.1
Deferred Purchase Price
Related Party Transaction [Line Items]
Related party transaction, rate		5.00%
Interest expense from related parties					$ 2.9	1.1
Purchases from related party		$ 107.2
Hilli Sale Agreement
Related Party Transaction [Line Items]
Interest expense from related parties					1.9	1.3
Deposit Received
Related Party Transaction [Line Items]
Related party transaction, rate	5.00%
Related party transaction amount	$ 70.0
Line of Credit | Golar LNG Partners Credit Facility
Related Party Transaction [Line Items]
Proceeds from short-term credit facility with Golar Partners				$ 30.0
Short-term credit facility repayment period				60 days
Line of Credit | LIBOR | Golar LNG Partners Credit Facility
Related Party Transaction [Line Items]
Related party transaction, rate				5.00%
Golar Tundra
Related Party Transaction [Line Items]
Purchase price								$ 107.2
Right to require repurchase if charter has not commenced, period post closing			12 months
Interest expense from related parties					$ 0.0	$ 2.2	$ 2.0
Hilli Sale Agreement
Related Party Transaction [Line Items]
Purchase price	$ 658.0
Percentage of net lease obligation under credit facility	50.00%
Interest in liquefaction trains, percent	50.00%
Number of liquefaction trains | train	2
Related party transaction, term of agreement (in years)	8 years